Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Expenses
Research and development	$ 2,535	$ 1,928	$ 5,976	$ 4,804
General and administrative expenses	2,224	2,241	6,523	6,288
Loss from operations	(4,759)	(4,169)	(12,499)	(11,092)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	(498)		(428)
Share of loss in associate accounted for using equity method	(152)	(261)	(268)	(363)
Change in fair value of warrant liability	8	342	33	726
Foreign exchange transaction gain (loss)	50		(60)
Depreciation expense	(1)		(1)
Interest income	50		115
Interest expense		(1)	(9)	(42)
Loss before provision for income taxes	(5,302)	(4,089)	(13,117)	(10,771)
Income tax (expense) benefit	(2,199)	(117)	2,906	465
Net loss	(7,501)	(4,206)	(10,211)	(10,306)
Other comprehensive income (loss)
Net unrealized loss on investments	(4,017)		(4,017)
Total comprehensive loss for period	(11,518)	(4,206)	(14,228)	(10,306)
Net loss attributable to:
Owners of the Company	(7,485)	(3,512)	(10,163)	(9,553)
Non-controlling interest	(16)	(694)	(48)	(753)
Comprehensive loss attributable to:
Owners of the Company	(11,502)	(3,512)	(14,180)	(9,553)
Non-controlling interest	(16)	(694)	(48)	(753)
Total comprehensive loss for period	$ (11,518)	$ (4,206)	$ (14,228)	$ (10,306)
Loss per share
Basic and diluted	$ (0.44)	$ (0.26)	$ (0.65)	$ (0.74)
Weighted average shares outstanding
Basic and diluted	$ 17,039	$ 13,344	$ 15,719	$ 12,966